Disclosures About Fair Value Of Financial Instruments (Schedule Of Assets And Liabilities Measured At Fair Value On A Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Assets
Cash equivalents	$ 44,375
Cross-currency interest rate swap	9,517
Total Assets	53,892
Liabilities
Cross-currency interest rate swap	2,952
Total equity return swap	8,006
Long-term incentive plan	806
Total Liabilities	11,764
Fair Value, Inputs, Level 1 [Member]
Assets
Cash equivalents	44,375
Total Assets	44,375
Fair Value, Inputs, Level 2 [Member]
Assets
Cross-currency interest rate swap	9,517
Total Assets	9,517
Liabilities
Cross-currency interest rate swap	2,952
Total equity return swap	8,006
Long-term incentive plan	806
Total Liabilities	$ 11,764